UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21872

Catalyst Funds

(Exact name of registrant as specified in charter)

630 Fitzwatertown Road           Willow Grove, PA  19090

(Address of principal executive offices) (Zip code)

Matrix Capital Group, Inc.

630 Fitzwatertown Road    Building A, 2nd Floor

Willow Grove, PA    19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code:  1.866.447.4228

Date of fiscal year end: 06/30/2009

Date of reporting period: 09/30/2008

Item 1. Schedule of Investments.

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

CATALYST FUNDS
CATALYST VALUE FUND
SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

COMMON STOCK - (15.72%)	Shares	Value

Software - (15.72%)
Ebix, Inc. *	720	$ 67,651
Versant Corp. *	3,055	59,145
		126,796

TOTAL COMMON STOCK (Cost $130,150)		126,796

PREFERRED STOCK - (10.55%)

Diversified Financial Services - (4.05%)
Merrill Lynch & Co., Inc., Series MER	1,720	32,663

Insurance - (6.49%)
American International Group, Inc.	6,100	52,399

TOTAL PREFERRED STOCK (Cost $94,230)		85,062

SHORT-TERM INVESTMENTS - (92.69%)
Fidelity Institutional Money Market Fund Class I, 2.90% ** (Cost $747,640)	747,640	747,640

TOTAL INVESTMENTS (Cost $972,020) - 118.96%		$ 959,498

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (18.96%)		(152,948)

NET ASSETS - 100.00%		$ 806,550

* Non-income producing security.
** Rate shown represents the rate at September 30, 2008, is subject to change and resets daily.

The Catalyst Value Fund's cost and unrealized appreciation (depreciation) presented on an income tax basis as of September 30, 2008 were as follows:

Cost of investments for tax purposes		$ 972,020
Unrealized Appreciation (Depreciation):
Gross Appreciation		2,546
Gross Depreciation		(15,068)
Net Unrealized Depreciation		$ (12,522)

The accompanying notes are an integral part of these schedules of investments.

CATALYST FUNDS
CATALYST HIGH INCOME FUND
SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

CONVERTIBLE CORPORATE BONDS - (8.60%)	Principal	Value

Electrical Components & Equipment - (4.51%)
JA Solar Holdings Co. Ltd., 4.50%, 05/15/2013	660,000	$ 479,325

Healthcare Products - (2.83%)
Affymetrix, Inc., 3.50%, 01/15/2038	430,000	301,000

Semiconductors - (1.26%)
Advanced Micro Devices, Inc., 6.00%, 05/01/2015	274,000	133,230

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $1,102,090)		913,555

CORPORATE BONDS - (84.18%)

Auto Parts & Equipment - (1.71%)
American Axle & Manufacturing, Inc., 7.875%, 03/01/2017	342,000	181,260

Building Materials - (3.03%)
US Concrete, Inc., 8.375%, 04/01/2014	412,000	321,360

Commercial Services - (4.78%)
H&E Equipment Services, Inc., 8.375%, 07/15/2016	380,000	281,200
United Rentals North America, Inc., 6.50%, 02/15/2012	271,000	226,285
		507,485
Computer Services - (1.20%)
Unisys Corp., 12.50%, 01/15/2016	134,000	127,300

Diversified Finanicial Services - (12.01%)
CIT Group, Inc., 4.75%, 12/15/2010	385,000	250,730
Ford Motor Credit Co. LLC, 7.00%, 10/01/2013	636,000	390,858
GMAC LLC, 7.25%, 03/02/2011	729,000	344,804
Icahn Enterprises Finance Corp., 7.125%, 02/15/2013	378,000	289,170
		1,275,562
Energy - Alternate Sources - (5.32%)
Aventine Renewable Energy Holdings, Inc., 10.00%, 04/1/2017	561,000	297,330
VeraSun Energy Corp., 9.875%, 12/15/2012	372,000	267,840
		565,170
Healthcare Services - (4.89%)
Tenet Healthcare Corp., 9.875%, 07/01/2014	533,000	519,675

Holding Companies - Diversified - (3.53%)
Capmark Financial Group, Inc., 5.875%, 05/10/2012	752,000	374,868

Home Builders - (0.17%)
M/I Homes, Inc., 6.875%, 04/01/2012	22,000	17,600

Lodging - (15.15%)
Boyd Gaming Corp., 6.75%, 04/15/2014	599,000	429,783
Gaylord Entertainment Co., 8.00%, 11/15/2013	521,000	453,270
MGM Mirage, 6.625%, 07/15/2015	241,000	167,495
MGM Mirage, 7.625%, 01/15/2017	311,000	223,920
Trump Entertainment Resorts, Inc., 8.50%, 06/01/2015	816,000	334,560
		1,609,028
CATALYST FUNDS
CATALYST HIGH INCOME FUND
SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

CORPORATE BONDS - (84.18%) (continued)	Principal	Value

Oil & Gas - (10.16%)
Brigham Exploration Co., 9.625%, 05/01/2014	320,000	$ 267,200
Callon Petroleum Co., 9.75%, 12/08/2010	31,000	28,985
Clayton Williams Energy, Inc., 7.75%, 08/01/2013	328,000	287,000
Dune Energy, Inc., 10.50%, 06/01/2012	296,000	222,000
United Refining Co., 10.50%, 08/15/2012	319,000	274,340
		1,079,525
Real Estate Investment Trust - (3.82%)
iStar Financial, Inc., 3.16438%, 03/09/2010 *	610,000	405,771

Retail - (2.68%)
Landry's Restaurants, Inc., 9.50%, 12/15/2014	315,000	285,075

Semiconductors - (2.82%)
Amkor Technology, Inc., 9.25%, 06/01/2016	357,000	299,880

Telecommunications - (12.91%)
Cricket Communications, Inc., 9.375%, 11/01/2014	485,000	451,050
Level 3 Financing, Inc., 9.25%, 11/01/2014	558,000	421,290
MetroPCS Wireless, Inc., 9.25%, 11/01/2014	534,000	499,290
		1,371,630

TOTAL CORPORATE BONDS (Cost $10,826,775)		8,941,189

SHORT-TERM INVESTMENTS - (4.70%)	Shares	Value

Fidelity Institutional Money Market Fund Class I, 2.90% ** (Cost $498,837)	498,837	498,837

TOTAL INVESTMENTS (Cost $12,427,702) - 97.48%		$ 10,353,581

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 2.52%		267,179

NET ASSETS - 100.00%		$ 10,620,760

* Rate shown represents the rate at September 30, 2008, is subject to change and resets quarterly.
** Rate shown represents the rate at September 30, 2008, is subject to change and resets daily.

The Catalyst High Income Fund's cost and unrealized appreciation (depreciation) presented on an income tax basis as of September 30, 2008 were as follows:

Cost of investments for tax purposes		$ 12,442,577
Unrealized Appreciation / (Depreciation):
Gross Appreciation		-
Gross Depreciation		(2,088,996)
Net Unrealized Appreciation		$ (2,088,996)

The accompanying notes are an integral part of these schedules of investments.

CATALYST FUNDS
CATALYST TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

COMMON STOCK - (51.16%)	Shares	Value

Banks - (4.03%)
Bank of America Corp.	1,900	$ 66,500
Citigroup, Inc.	4,500	92,295
		158,795
Diversified Finanicial Services - (4.70%)
AllianceBernstein Holding LP	1,400	51,814
Blackstone Group LP	4,500	69,030
Fortress Investment Group LLC	6,100	64,050
		184,894
Investment Companies - (14.45%)
American Capital Ltd.	4,600	117,346
Apollo Investment Corp.	5,200	88,660
Ares Capital Corp.	18,500	192,955
Highland Distressed Opportunities, Inc.	10,200	30,294
Kohlberg Capital Corp.	7,500	64,425
Prospect Capital Corp.	5,900	75,579
		569,259
Miscellaneous Manufacturing - (1.94%)
General Electric Co.	3,000	76,500

Oil & Gas - (1.36%)
BreitBurn Energy Partners LP	3,600	53,496

Pharmaceuticals - (2.15%)
Pfizer, Inc.	4,600	84,824

Pipelines - (5.20%)
Boardwalk Pipeline Partners LP	3,400	70,040
Buckeye Partners LP	1,800	66,762
TC Pipelines LP	2,200	68,068
		204,870
Real Estate Investment Trust - (14.55%)
Arbor Realty Trust, Inc.	4,600	46,000
BioMed Realty Trust, Inc.	3,300	87,285
Entertainment Properties Trust	1,600	87,552
Hospitality Properties Trust	2,100	43,092
iStar Financial, Inc.	3,400	8,840
Medical Properties Trust, Inc.	5,600	63,560
National Retail Properties, Inc.	3,800	91,010
Sovran Self Storage, Inc.	1,900	85,367
Strategic Hotels & Resorts, Inc.	8,000	60,400
		573,106
Transportation - (1.52%)
Seaspan Corp.	3,300	59,697

Trucking & Leasing - (1.26%)
Aircastle Ltd.	5,000	49,550

TOTAL COMMON STOCK (Cost $2,439,456)		2,014,991
CATALYST FUNDS
CATALYST TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

CONVERTIBLE CORPORATE BONDS - (1.99%)	Principal	Value

Electrical Components & Equipment - (1.99%)
JA Solar Holdings Co. Ltd., 4.50%, 05/15/2013	108,000	$ 78,435

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $89,102)		78,435

CORPORATE BONDS - (38.86%)

Auto Parts & Equipment - (1.16%)
American Axle & Manufacturing, Inc., 7.875%, 03/01/2017	86,000	45,580

Building Materials - (2.02%)
US Concrete, Inc., 8.375%, 04/01/2014	102,000	79,560

Commercial Services - (4.19%)
H&E Equipment Services, Inc., 8.375%, 07/15/2016	90,000	66,600
United Rentals North America, Inc., 6.50%, 02/15/2012	118,000	98,530
		165,130
Diversified Finanicial Services - (6.97%)
CIT Group, Inc., 4.75%, 12/15/2010	140,000	91,175
Ford Motor Credit Co. LLC, 7.00%, 10/01/2013	155,000	95,256
GMAC LLC, 7.25%, 03/02/2011	186,000	87,975
		274,406
Energy - Alternate Sources - (2.26%)
Aventine Renewable Energy Holdings, Inc., 10.00%, 04/01/2017	142,000	75,260
VeraSun Energy Corp., 9.875%, 12/15/2012	19,000	13,680
		88,940
Healthcare - Services - (0.89%)
Tenet Healthcare Corp., 9.875%, 07/01/2014	36,000	35,100

Holding Companies - Diversified - (2.43%)
Capmark Financial Group, Inc., 5.875%, 05/10/2012	192,000	95,711

Home Builders - (0.87%)
M/I Homes, Inc., 6.875%, 04/01/2012	43,000	34,400

Lodging - (6.39%)
Boyd Gaming Corp., 6.75%, 04/15/2014	100,000	71,750
MGM Mirage, 6.625%, 07/15/2015	93,000	64,635
Trump Entertainment Resorts, Inc., 8.50%, 06/01/2015	281,000	115,210
		251,595
Oil & Gas - (5.03%)
Brigham Exploration Co., 9.625%, 05/01/2014	79,000	65,965
Clayton Williams Energy, Inc., 7.75%, 08/01/2013	69,000	60,375
Dune Energy, Inc., 10.50%, 06/01/2012	96,000	72,000
		198,340
Telecommunications - (6.65%)
Cricket Communications, Inc., 9.375%, 11/01/2014	84,000	78,120
Level 3 Financing, Inc., 9.25%, 11/01/2014	143,000	107,965
MetroPCS Wireless, Inc., 9.25%, 11/01/2014	81,000	75,735
		261,820

TOTAL CORPORATE BONDS (Cost $1,930,756)		1,530,582

CATALYST FUNDS
CATALYST TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

SHORT-TERM INVESTMENTS - (7.69%)	Shares	Value

Fidelity Institutional Money Market Fund Class I, 2.90% * (Cost $302,669)	302,669	302,669

TOTAL INVESTMENTS (Cost $4,761,983) - 99.70%		$ 3,926,677

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.30%		11,722

NET ASSETS - 100.00%		$ 3,938,399

* Rate shown represents the rate at September 30, 2008, is subject to change and resets daily.

The Catalyst Total Return Income Fund's cost and unrealized appreciation (depreciation) presented on an income tax basis as of September 30, 2008 were as follows:

Cost of investments for tax purposes		$ 4,761,983
Unrealized Appreciation / (Depreciation):
Gross Appreciation		24,682
Gross Depreciation		(859,988)
Net Unrealized Depreciation		$ (835,306)

The accompanying notes are an integral part of these schedules of investments.

CATALYST FUNDS

CATALYST VALUE FUND

CATALYST HIGH INCOME FUND

CATALYST TOTAL RETURN INCOME FUND

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2008 (Unaudited)

INVESTMENT VALUATION

The net asset value per share of the Funds are determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.   When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by Catalyst Capital Advisors LLC (the “Manager”), the Funds’ investment manager, using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

NEW ACCOUNTING PRONOUNCEMENT

In September 2006, FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157 "Fair Value Measurements".  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The Funds adopted SFAS No. 157 on July 1, 2008.  The Funds do not believe adoption of SFAS No. 157 has made a material impact on the Funds’ financial statements.  In accordance with SFAS 157, fair value is defined as the price that would be received by the Funds upon selling an asset or paid by the Funds to transfer a liability in an orderly transaction between market participants at the measurement date.  In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value.  The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs.  The three-level hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3.

CATALYST FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2008 (Unaudited)

SFAS No. 157 – Summary of Fair Value Exposure at September 30, 2008

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment      speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining fair value investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2008 in valuing the Funds’ investments carried at fair value:

	Investments in:	Value	Level 1 – Quoted prices in active markets for identical assets	Level 2 – Significant other observable inputs	Level 3 – Significant unobservable inputs
Catalyst Value Fund	Securities	$ 959,498	$ 959,498	–	–
	Other Instruments	–	–	–	–
	Total	$ 959,498	$ 959,498	–	–

Catalyst High Income Fund	Securities	$ 10,353,581	$ 498,837	$ 9,854,744	–
	Other Instruments	–	–	–	–
	Total	$ 10,353,581	$ 498,837	$ 9,854,744	–

Catalyst Total Return Income Fund	Securities	$ 3,926,677	$ 2,317,660	$ 1,609,017	–
	Other Instruments	–	–	–	–
	Total	$ 3,926,677	$ 2,317,660	$ 1,609,017	–

CATALYST FUNDS
LISTED PRIVATE EQUITY PLUS FUND
SCHEDULE OF INVESTMENTS
September 30, 2008 (Unaudited)

COMMON STOCK (96.46%)	Shares	Value

AUSTRALIA (0.55%)
Babcock & Brown Ltd.	2,500	$ 3,842

BELGIUM (2.32%)
GIMV NV	350	16,303

BERMUDA (4.55%)
Lazard Ltd.	750	32,070

FRANCE (8.27%)
Altamir Amboise	2,100	16,111
Eurazeo	233	19,385
Wendel	290	22,698
		58,194

GERMANY (3.02%)
Deutsche Beteiligungs AG	1,150	21,288

GREAT BRITAIN (19.48%)
3i Group Plc.	1,471	18,517
Candover Investments Plc.	600	20,960
Charlemagne Capital Ltd.	23,750	9,606
Electra Private Equity Plc.	675	14,820
Graphite Enterprise Trust Plc.	3,250	20,511
Intermediate Capital Group Plc.	733	15,651
LMS Capital Plc. *	17,800	18,354
Pantheon International Participations Plc. *	750	9,000
SVG Capital Plc.	1,100	9,739
		137,158

GUERNSEY (4.82%)
JP Morgan Private Equity Ltd. *	11,000	17,050
KKR Private Equity Investors LP *	1,800	16,920
		33,970

ISRAEL (0.93%)
Africa Israel Investments Ltd.	250	6,576

JAPAN (2.18%)
Japan Asia Investment Co. Ltd.	8,000	15,344

SPAIN (2.14%)
Dinamia Capital Privado, Sociedad de Capital Riesgo, S.A. *	800	15,034

SWEDEN (7.17%)
Investor AB - B Shares	1,375	25,269
Ratos AB - B Shares	1,125	25,184
		50,453

CATALYST FUNDS
LISTED PRIVATE EQUITY PLUS FUND
SCHEDULE OF INVESTMENTS
September 30, 2008 (Unaudited)

COMMON STOCK (96.46%) (continued)	Shares	Value

SWITZERLAND (11.35%)
Castle Private Equity AG *	265	$ 23,902
Partners Group Holding AG	450	56,040
		79,942

UNITED STATES (29.68%)
Affiliated Managers Group, Inc. *	298	24,689
Apollo Investment Corp.	2,000	34,100
Blackstone Group, LP *	4,250	65,195
Evercore Partners, Inc.	1,000	17,980
Fortress Investment Group, LLC *	3,325	34,913
Greenhill & Co., Inc.	435	32,081
		208,958

TOTAL COMMON STOCK (Cost $915,261)		679,132

SHORT TERM INVESTMENTS (4.77%)
Fidelity Institutional Money Market Fund Class I, 2.90% ** (Cost $33,618)	33,618	33,618

TOTAL INVESTMENTS (Cost $948,879) - 101.23%		$ 712,750

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (1.23%)		(8,661)

NET ASSETS - 100%		$ 704,089

* Non-income producing security.
** Rate shown represents the rate at September 30, 2008, is subject to change and resets daily.

The industry breakdown of the Fund's common stock as of September 30, 2008 as a percentage of total net assets is as follows:

Industry Category	Percentage

Closed-end Funds	19.08%
Diversified Financial Services	41.48%
Diversified Holding Companies	3.22%
Investment Companies	17.17%
Real Estate	0.94%
Venture Capital	14.57%
Total Common Stock	96.46%

As of September 30, 2008, the estimated cost and unrealized appreciation / (depreciation) presented on an income tax basis were as follows:

Cost of investments for tax purposes		$ 966,388
Unrealized Appreciation / (Depreciation):
Gross Appreciation		17,964
Gross Depreciation		(271,602)
Net Unrealized Depreciation		$ (253,638)

The accompanying notes are an integral part of this schedule of investments.

CATALYST FUNDS

LISTED PRIVATE EQUITY PLUS FUND

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

INVESTMENT VALUATION

The net asset value per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.  When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by VISTA Research and Management, LLC, the Fund’s investment manager (the "Manager") using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

NEW ACCOUNTING PRONOUNCEMENT

In September 2006, FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157 "Fair Value Measurements".  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The Fund adopted SFAS No. 157 on July 1, 2008.  The Fund does not believe adoption of SFAS No. 157 has made a material impact on the Fund’s financial statements.  In accordance with SFAS 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date.  In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value.  The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs.  The three-level hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3.

CATALYST FUNDS

LISTED PRIVATE EQUITY PLUS FUND

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

SFAS No. 157 – Summary of Fair Value Exposure at September 30, 2008

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment      speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2008 in valuing the Fund’s investments carried at fair value:

	Investments in:	Value	Level 1 – Quoted prices in active markets for identical asets	Level 2 – Significant other observable inputs	Level 3 – Significant unobservable inputs
Listed Private Equity Plus Fund	Securities	$ 712,750	$ 712,750	–	–
	Other Instruments	–	–	–	–
	Total	$ 712,750	$ 712,750	–	–

CATALYST FUNDS
AMERICA FIRST QUANTITATIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
September 30, 2008 (Unaudited)

COMMON STOCK - (19.68%)	Shares	Value

INVESTMENT COMPANIES - (3.34%)
Gladstone Capital Corp.	2,000	$ 30,480

OIL & GAS - (10.52%)
Pengrowth Energy Trust	2,200	32,868
Provident Energy Trust	3,315	29,769
Royal Dutch Shell PLC ADR	565	33,341
		95,978

TRANSPORTATION - (5.82%)
Frontline Ltd.	600	28,842
Genco Shipping & Trading Ltd.	730	24,265
		53,107

TOTAL COMMON STOCK (Cost $215,160)		179,565

CORPORATE BONDS - (30.07%)	Principal	Value

ADVERTISING - (2.55%)
Affinion Group, Inc., 11.50%, 10/15/2015	$ 25,000	$ 23,250

BANKS - (1.37%)
Banco Hipotecario SA, 9.75%, 04/27/2016	20,000	12,505

CHEMICALS - (1.65%)
Arco Chemical Co., 9.80%, 02/01/2020	25,000	15,000

COMMERCIAL SERVICES - (3.66%)
Ahern Rentals, Inc., 9.25%, 08/15/2013	25,000	12,500
Hertz Corp., 10.50%, 01/01/2016	25,000	20,875
		33,375

COMPUTERS - (2.60%)
Unisys Corp., 12.50%, 01/15/2016	25,000	23,750

DIVERSIFIED FINANCIAL SERVICES - (6.19%)
Ford Motor Credit Co., LLC, 9.75%, 09/15/2010	25,000	17,927
Nuveen Investments, Inc., 10.50%, 11/15/2015 **	50,000	38,500
		56,427

ELECTRICAL COMPONENTS & EQUIPMENT - (2.51%)
Coleman Cable, Inc., 9.875%, 10/01/2012	25,000	22,875

ELECTRONICS - (2.75%)
Stoneridge, Inc., 11.50%, 05/01/2012	25,000	25,125

ENERGY - ALTERNATE SOURCES - (2.03%)
Aventine Renewable Energy Holdings, Inc., 10.00%, 04/01/2017	35,000	18,550

HOME BUILDERS - (2.44%)
Beazer Homes USA, Inc., 8.125%, 06/15/2016	35,000	22,225

OFFICE EQUIPTMENT - (2.32%)
IKON Office Solutions, Inc., 7.30%, 11/01/2027	20,000	21,200

TOTAL CORPORATE BONDS (Cost $319,289)		274,282

CATALYST FUNDS
AMERICA FIRST QUANTITATIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
September 30, 2008 (Unaudited)

PREFERRED STOCK - (27.46%)	Shares	Value

DIVERSIFIED FINANCIAL SERVICES - (8.70%)
Allied Capital Corp.
Chevy Chase Preferred Capital Corp. Series A	680	26,282
CIT Group, Inc. Series A	3,800	29,450
Harris Preferred Capital Corp. Series A	1,410	23,632
		79,364

GOVERNMENT AGENCIES - (4.13%)
Federal Home Loan Mortgage Corp. Series Q *	4,260	6,390
Federal Home Loan Mortgage Corp. Series Y *	6,000	6,480
Federal National Mortgage Association Series G	4,400	13,860
Federal National Mortgage Association Series S	5,000	10,900
		37,630

INSURANCE - (11.88%)
AMBAC Financial Group, Inc.	12,555	62,775
Arch Capital Group Ltd. Series A	1,385	28,115
Primus Guaranty Ltd.	3,100	17,515
		108,405

TELECOMMUNICATIONS - (2.75%)
U.S. Cellular Corp.	1,400	25,060

TOTAL PREFERRED STOCK (Cost $683,763)		250,459

REAL ESTATE INVESTMENT TRUSTS - (17.94%)
Annaly Capital Management, Inc.	2,240	30,128
Anthracite Capital, Inc. Series D	2,800	25,536
HRPT Properties Trust Series B	1,372	23,461
iStar Financial, Inc. Series G	2,800	13,860
Sunstone Hotel Investors, Inc. Series A	1,700	24,922
UDR, Inc.	1,835	45,710
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $251,473)		163,617

SHORT-TERM INVESTMENTS - (1.73%)
Fidelity Institutional Money Market Fund Class I, 2.90% *** (Cost $15,788)	15,788	15,788

TOTAL INVESTMENTS (Cost $1,485,473) - 96.88%		$ 883,711

OTHER ASSETS LESS LIABILITIES, NET - 3.12%		28,480

NET ASSETS - 100%		$ 912,191

* Non-income producing security.

**     Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional investors.

*** Rate shown represents the rate at September 30, 2008, is subject to change and resets daily.

ADR - American Depository Receipts.

The America First Quantitative Strategies Fund's cost and unrealized appreciation (depreciation) presented on an income tax basis as of September 30, 2008 were as follows:

Cost of investments for tax purposes		$ 1,495,021
Unrealized Appreciation (Depreciation):
Gross Appreciation		6,012
Gross Depreciation		(617,322)
Net Unrealized Depreciation		$ (611,310)

The accompanying notes are an integral part of these schedules of investments.

CATALYST FUNDS
AMERICA FIRST PRESTIGE FUND
SCHEDULE OF INVESTMENTS
September 30, 2008 (Unaudited)

COMMON STOCK - (19.15%)	Shares	Value

BIOTECHNOLOGY - (3.99%)
Cambrex Corp. *	6,750	$ 41,513

FOOD & BEVERAGE - (3.94%)
Molson Coors Brewing Co.	875	40,906

HEALTHCARE PRODUCTS - (5.04%)
Invacare Corp.	2,170	52,384

OIL & GAS - (3.88%)
ConocoPhillips	550	40,287

PHARMACEUTICALS - (2.30%)
King Pharmaceuticals, Inc. *	2,500	23,950

TOTAL COMMON STOCK (Cost $196,503)		199,040

CORPORATE BONDS - (5.02%)	Principal	Value

DIVERSIFIED FINANCIAL SERVICES - (3.71%)
Nuveen Investments, Inc., 10.50%, 11/15/2015 **	$ 50,000	$ 38,500

MEDIA - (1.31%)
Idearc, Inc., 8.00%, 11/15/2016	50,000	13,625

TOTAL CORPORATE BONDS (Cost $79,482)		52,125

INVESTMENT COMPANIES - (68.27%)	Shares	Value

CLOSED-END FUND - (4.80%)
Royce Value Trust, Inc.	3,750	49,950

COMMODITY FUNDS- (39.40%)
ETFS Gasoline *	1,375	62,879
ETFS Soybean Oil *	6,930	59,650
ETFS Soybeans *	4,000	59,970
iPath Dow Jones-AIG Cocoa Total Return Sub-Index ETN *	1,950	78,604
iPath Dow Jones-AIG Tin Total Return Sub-Index ETN *	1,750	67,498
SPDR Gold Trust *	950	80,816
		409,417

INVESTMENT COMPANIES - (68.27%) (Continued)

ENERGY FUNDS - (13.52%)
Energy Select Sector SPDR Fund	1,100	$ 70,323
iShares S&P North American Natural Resources Sector Index Fund	1,950	70,141
		140,464
EQUITY GROWTH FUNDS- (10.55%)
PowerShares DWA Technical Leaders Portfolio *	2,800	54,124
PowerShares Dynamic MagniQuant Portfolio	2,500	55,500
		109,624

TOTAL INVESTMENT COMPANIES (Cost $904,687)		709,455

SHORT-TERM INVESTMENTS - (6.23%)
Fidelity Institutional Money Market Fund Class I, 2.90% *** (Cost $64,719)	64,719	64,719

TOTAL INVESTMENTS (Cost $1,245,390) - 98.67%		$ 1,025,339

OTHER ASSETS LESS LIABILITIES, NET - 1.33%		13,785

NET ASSETS - 100%		$ 1,039,124

* Non-income producing security.

**     Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional investors.

*** Rate shown represents the rate at September 30, 2008, is subject to change and resets daily.
The America First Prestige Fund's cost and unrealized appreciation (depreciation) presented on an income tax basis as of September 30, 2008 were as follows:

Cost of investments for tax purposes		$ 1,245,390
Unrealized Appreciation (Depreciation):
Gross Appreciation		14,900
Gross Depreciation		(234,951)
Net Unrealized Depreciation		$ (220,051)

The accompanying notes are an integral part of these schedules of investments.

CATALYST FUNDS

AMERICA FIRST QUANTITATIVE STRATEGIES FUND

AMERICA FIRST PRESTIGE FUND

NOTES TO SCHEDULES OF INVESTMENTS

SEPTEMBER 30, 2008 (Unaudited)

Investment Valuation

The net asset values per share of the Funds are determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) U.S. Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All of these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.  When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects the value, assets are valued at their fair value as determined by the Funds’ investment manager, America First Capital Management, LLC (the “Manager”), using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In September 2006, FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157 “Fair Value Measurement.” The Funds adopted SFAS 157 effective July 1, 2008.  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS 157 applies to fair value measurements already required or permitted by existing standards.  In accordance with SFAS 157, fair value is defined as the price that would be received by the Funds upon selling an asset or paid by the Funds to transfer a liability in an orderly transaction between market participants at the measurement date.  In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value.  The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs.  The three-level hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3.

CATALYST FUNDS

AMERICA FIRST QUANTITATIVE STRATEGIES FUND

AMERICA FIRST PRESTIGE FUND

NOTES TO SCHEDULES OF INVESTMENTS

SEPTEMBER 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of September 30, 2008:

Fund	Investments in:	Value	Level 1 – Quoted prices in active markets for identical assets	Level 2 – Significant other observable inputs	Level 3 – Significant unobservable inputs
America First Quantitative Strategies Fund	Securities	$ 883,711	$ 609,429	$ 274,282	–
	Other Instruments	–	–	–	–
	Total	$ 883,711	$ 609,429	$ 274,282	–

America First Prestige Fund	Securities	$ 1,025,339	$ 973,214	$ 52,125	–
	Other Instruments	–	–	–	–
	Total	$ 1,025,339	$ 973,214	$ 52,125	–

During the period ended September 30, 2008, no securities were priced using fair values determined by the Manager.

CATALYST FUNDS
EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

COMMON STOCK - (64.06%)	Shares	Value

Biotechnology - (8.92%)
AMAG Pharmaceuticals, Inc. *	700	$ 27,111
Biogen Idec, Inc. *	700	35,203
Cougar Biotechnology, Inc. *	88	2,938
Exelixis, Inc. *	600	3,648
		68,900

Building Materials - (3.29%)
Comfort Systems USA, Inc.	1,900	25,384

Chemicals - (3.27%)
Agrium, Inc.	450	25,236

Commercial Services - (0.57%)
Iron Mountain, Inc. *	180	4,394

Computers - (3.03%)
Super Micro Computer, Inc. *	2,600	23,426

Electric - (2.24%)
NRG Energy, Inc.	700	17,325

Electrical Components & Equipment - (2.64%)
Insteel Industries, Inc.	1,500	20,385

Engineering & Construction - (3.88%)
ABB Ltd. - ADR	1,547	30,012

Environmental Control - (0.83%)
Allied Waste Industries, Inc. *	246	2,733
Republic Services, Inc.	123	3,688
		6,421

Machinery - Diversified - (4.02%)
Hurco Cos., Inc. *	1,050	31,048

Metal Fabricate / Hardware - (2.98%)
Mueller Industries, Inc.	1,000	23,010

COMMON STOCK - (64.06%) (continued)	Shares	Value

Mining - (3.05%)
Horsehead Holding Corp. *	4,000	$ 23,600

Oil & Gas - (5.86%)
Chesapeake Energy Corp.	55	1,972
Dawson Geophysical Co. *	600	28,014
National Oilwell Varco, Inc. *	200	10,046
Noble Corp.	50	2,195
XTO Energy, Inc.	65	3,024
		45,251

Pharmaceuticals - (4.05%)
BioMarin Pharmaceutical, Inc. *	1,115	29,536
Threshold Pharmaceuticals, Inc. *	1,335	1,735
		31,271

Pipelines - (4.52%)
China Natural Gas, Inc. *	8,361	30,267
Crosstex Energy, Inc.	187	4,669
		34,936

Semiconductors - (4.07%)
ASML Holding NV	175	3,082
Lam Research Corp. *	900	28,341
		31,423

Software - (2.90%)
American Reprographics Co. *	1,300	22,425

Transportation - (3.94%)
Bristow Group, Inc. *	120	4,061
Hub Group, Inc. *	700	26,355
		30,416

TOTAL COMMON STOCK (Cost $558,419)		494,863

INVESTMENT COMPANIES - (26.97%)

iShares iBoxx $ High Yield Corporate Bond Fund	1,362	110,935
iShares iBoxx $ Investment Grade Corporate Bond Fund	600	53,874
ProShares UltraShort Lehman 20+ Year Treasury	700	43,554
TOTAL INVESTMENT COMPANIES - (Cost $215,838)		208,363

	Shares	Value

SHORT-TERM INVESTMENTS - (11.65%)
Fidelity Institutional Money Market Fund Class I, 2.90% ** (Cost $90,026)	90,026	$ 90,026

TOTAL INVESTMENTS (Cost $864,283) - 102.68%		793,252

SECURITIES SOLD SHORT - (5.09%)		(39,305)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 2.41%		18,635

NET ASSETS - 100.00%		$ 772,582

SECURITIES SOLD SHORT (5.09%)

COMMON STOCK - (5.09%)	Shares	Value

Healthcare Products - (0.93%)
Cepheid, Inc. *	200	$ 2,766
Helicos BioSciences Corp. *	2,575	4,429
		7,195

Retail - (4.16%)
Aeropostale, Inc. *	1,000	32,110

TOTAL COMMON STOCK (Proceeds $42,604)		39,305

TOTAL SECURITIES SOLD SHORT (Proceeds $42,604)		$ 39,305

* Non-income producing security.
** Rate shown represents the rate at September 30, 2008, is subject to change and resets daily.
ADR - American Depository Receipt

	The Eventide Gilead Fund's cost and unrealized appreciation (depreciation) presented on an income tax basis as of September 30, 2008 were as follows:

Cost of investments for tax purposes		$ 824,296
Unrealized Appreciation (Depreciation):
Gross Appreciation		13,067
Gross Depreciation		(83,416)
Net Unrealized Depreciation		$ (70,349)

The accompanying notes are an integral part of this schedule of investments.

CATALYST FUNDS

EVENTIDE GILEAD FUND

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

INVESTMENT VALUATION

The net asset value per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.  When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by Eventide Asset Management, LLC, the Fund’s investment advisor (the "Advisor") using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Adviosr is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In September 2006, FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157 "Fair Value Measurements".  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The Fund adopted SFAS No. 157 on July 1, 2008.  The Fund does not believe adoption of SFAS No. 157 has made a material impact on the Fund’s financial statements.  In accordance with SFAS 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date.  In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value.  The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs.  The three-level hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3.

CATALYST FUNDS

EVENTIDE GILEAD FUND

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

SFAS No. 157 – Summary of Fair Value Exposure at September 30, 2008

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment      speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2008 in valuing the Fund’s investments carried at fair value:

	Investments in:	Value	Level 1 – Quoted prices in active markets for identical asets	Level 2 – Significant other observable inputs	Level 3 – Significant unobservable inputs
Eventide Gilead Fund	Securities	$ 753,947	$ 753,947	–	–
	Other Instruments	–	–	–	–
	Total	$ 753,947	$ 753,947	–	–

SECURITIES SOLD SHORT

The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current market value.  The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  The Fund realizes a gain if the price of the security declines between those dates.  Gains are limited to the proceeds received by the Fund on the short sale, while losses are potentially unlimited in size.

The Fund is required to establish a margin account with the broker lending the security sold short.  While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with the broker consisting of cash and/or securities having a value equal to a specified percentage of the value of the securities sold short.  The Fund is obligated to pay the counterparty any dividends or interest due on the securities sold short.  Such dividends and interest are recorded as an expense to the Fund.

Item 2. Controls and Procedures.

a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Catalyst Fund

By:    /s/ Christopher F. Anci

   ---------------------------------------------

Name:  Christopher Anci

Title: Principal Executive Officer

Date:  November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Christopher F. Anci

    ---------------------------------------------

Name:  Christopher Anci

Title: Principal Executive Officer

Date:  November 26, 2008

By:    /s/ David F. Ganley

   ---------------------------------------------

Name:   David F. Ganley

Title:  Principal Financial Officer

Date:   November 26, 2008